PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 315,693	$ 254,175
Accumulated depreciation	197,418	166,497
Depreciated cost	118,275	87,678
Depreciation expense	37,924	18,422	$ 15,575
Equipment and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Reduction in costs	6,790	10,941
Reduction in accumulated depreciation	6,790	10,941
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	212,449	181,738
Accumulated depreciation	163,162	139,066
Internal use software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	37,948	9,882
Accumulated depreciation	2,924
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	12,030	13,982
Accumulated depreciation	6,614	7,847
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	53,266	48,573
Accumulated depreciation	$ 24,718	$ 19,584